Document and Entity Information	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-38544
Entity Registrant Name	Cenntro Inc.
Entity Central Index Key	0001707919
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	93-2211556
Entity Address, Address Line One	33 Wood Avenue South, Suite 600, PMB #3572
Entity Address, City or Town	Iselin
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	732
Local Phone Number	820-6757
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CENN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false